CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 972.4	$ 828.3	$ 797.5
Cash flow hedges:
Gain (loss) on valuation of derivative financial instruments	64.0	(76.2)	5.1
Deferred income taxes	(5.8)	4.4	0.5
Defined benefit plans:
Re-measurement gain	23.9	22.8	6.4
Deferred income taxes	(6.3)	(6.0)	(1.7)
Reclassification to income:
Loss related to cash flow hedges	9.7
Deferred income taxes	(0.4)
Other comprehensive income (loss)	85.1	(55.0)	10.3
Comprehensive income	1,057.5	773.3	807.8
Comprehensive income attributable to
Shareholder	$ 1,057.5	$ 773.3	807.7
Non-controlling interests			$ 0.1